INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales And Purchases From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 2,042,672	$ 1,960,695	$ 6,173,013	$ 5,981,835
Other Unconsolidated Affiliates
Schedule of Equity Method Investments [Line Items]
Purchases	41,595	40,597	116,820	119,650
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 25,215	$ 24,598	$ 79,223	$ 80,063